Condensed Consolidated Balance Sheets (Q1) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 261,013	$ 14,642
Restricted cash	2,914	3,277
Short-term investments	25,000	0
Customer funds	21,185	20,924
Accounts receivable, net of allowance for doubtful accounts of $227 and $409, respectively	26,699	23,009
Prepaid expenses	6,343	2,961
Deferred implementation, commission and other costs, current	4,712	4,718
Other current assets	1,029	831
Total current assets	348,895	70,362
Property and equipment, net of accumulated depreciation of $16,371 and $15,568, respectively	16,380	16,650
Goodwill	36,956	36,956
Intangible assets, net	8,978	9,534
Deferred implementation and commission costs, non-current	8,551	8,677
Other assets	2,437	5,361
Total assets	422,197	147,540
Current liabilities:
Customer funds payable	21,194	20,924
Current portion of debt and capital lease obligations, net of deferred financing costs	170	380
Accounts payable	2,314	1,646
Accrued expenses and other	24,160	26,341
Deferred revenue	11,311	14,895
Other current liabilities	608	906
Total current liabilities	59,757	65,092
Long-term debt and capital lease obligations, net of current portion and deferred financing costs	42	43,295
Customer postage deposits	10,410	10,418
Deferred revenue, net of current portion	15,841	14,861
Deferred taxes	859	768
Other long-term liabilities	7,778	9,296
Total liabilities	94,687	143,730
Commitments and contingencies (Note 13)
Stockholders' equity:
Preferred Stock, $0.0001 par value, 10,000,000 shares authorized; no shares	0	0
Additional paid-in capital	495,165	148,677
Accumulated deficit	(167,671)	(144,877)
Total stockholders' equity	327,510	3,810
Total liabilities and stockholders' equity	422,197	147,540
Common Class I
Stockholders' equity:
Common Stock	15	9
Common Class 2
Stockholders' equity:
Common Stock	$ 1	$ 1